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                     Berkshire Hathaway Finance Corporation
                                1440 Kiewit Plaza
                              Omaha, Nebraska 68131

                                  May 13, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:      BERKSHIRE HATHAWAY FINANCE CORPORATION
               BERKSHIRE HATHAWAY INC.
               REGISTRATION STATEMENT ON FORM S-4, FILED APRIL 7, 2005 FILE NO. 333-123935

Ladies and Gentlemen:

        This letter indicates the responses of the registrants, Berkshire Hathaway Finance Corporation and Berkshire Hathaway Inc. (collectively referred to herein as the "Registrant"), to the comments of the staff set forth in your letter dated April 18, 2005 in relation to the Form S-4 (333-123935), filed by the Company on April 7, 2005, relating to the registration of the Company's 4.125% Senior Notes due 2010, its 4.85% Senior Notes due 2015 and its Floating Rate Senior Notes due 2008 (the "Exchange Notes") to be exchanged for the Company's currently outstanding 4.125% Senior Notes due 2010, 4.85% Senior Notes due 2015 and Floating Rate Senior Notes due 2008, issued on January 11, 2005 (the "Exchange Offer").

        This letter confirms that the Company is conducting the Exchange Offer in reliance on the position of the Commission in Exxon Capital Holdings Corporation (pub. avail. May 13, 1988), Morgan Stanley and Co., Inc. (pub. avail. June 5, 1991) and Shearman and Sterling (pub. Avail. July 2, 1993). The Company also represents to the Commission that:

        (i) it has not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer;

        (ii) to the best of the Company's information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in the ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer; and

        (iii) the Company will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if the Exchange Offer is being registered for the purpose of secondary resales, any securityholder using the Exchange Offer to participate in a distribution of the Exchange Notes to be acquired in the Exchange Offer (A) could not rely on the staff position enunciated in Exxon Capital Holdings Corporation or similar letters and (B) must comply with registration and prospectus delivery requirements of the Securities Act of


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               1933 in connection with a secondary resale transaction. The
               Company acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling security holder information required by
               Item 507 of Regulation S-K.

                                        Very truly yours,

                                        BERKSHIRE HATHAWAY FINANCE
                                        CORPORATION


                                        By: /s/ Marc D. Hamburg
                                            ------------------------------------
                                              Marc D. Hamburg
                                              President

                                        BERKSHIRE HATHAWAY INC.


                                        By: /s/ Marc D. Hamburg
                                            ------------------------------------
                                              Marc D. Hamburg
                                              Vice President and Chief Financial
                                              Officer